GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF GENERAL AND ADMINISTRATIVE EXPENSES

	2023	2022	2021
	$	$	$
Bank service charges	6,008	5,421	6,806
Filing and registration fees	61,569	40,563	59,635
Insurance	92,812	60,251	44,784
Investor relations	-	-	5,312
Office maintenance	44,545	31,888	30,738
Payroll	70,495	34,813	-
Regulatory fees	7,373	5,238	8,380
Rent	18,000	16,800	12,810
Travel	35,317	55,170	14,382
Warranty expense	3,250	-	-
	339,369	250,144	182,847